Condensed Consolidated Cash Flow Statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Cash consideration received on sale of subsidiaries	£ 0	£ 0
Cash outflow for leases	48	58
Cash Outflow For Leases, Principal Amount, Classified As Operating Activities	£ 45	£ 54